Gains/(losses) on financial assets and liabilities (net) (Tables)	12 Months Ended
Dec. 31, 2022
Gains or losses on financial assets and liabilities (net)
Summary of Gains/(losses) on financial assets and liabilities (net)

	2020	2021	2022

Financial instruments at fair value through profit or loss	5,662	4,640	589
Of which:
Debt instruments	1,221	119	(5,613)
Equity instruments	(161)	398	289
Derivatives	4,458	4,096	6,021
Others	144	27	(108)
Recognized profit from sale of financial assets at fair value through other comprehensive income	779	781	113
Hedging derivatives	(457)	(538)	322
Of which:
Fair value hedge - hedged items (Note 12)	6,427	(9,278)	(4,903)
Fair value hedge - hedging derivative instruments (Note 12)	(6,884)	8,746	5,225
Cash flow hedge inefficiency (Note 12)	—	(6)	—
	5,984	4,883	1,024